GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 34,167,210	$ 29,966,387
Operating loss	5,043,597	$ 11,495,093
Cash balance	1,356,274
Working capital deficit	$ 3,351,013